Restructuring Activities - Schedule Of Severance Expense (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Total severance expense	[1]	$ 8,454	$ 4,586	$ 4,825
Digital Wallets
Restructuring Cost and Reserve [Line Items]
Total severance expense		3,400	2,094	606
Merchant Solutions
Restructuring Cost and Reserve [Line Items]
Total severance expense		3,447	1,847	1,733
Unallocated corporate costs
Restructuring Cost and Reserve [Line Items]
Total severance expense		$ 1,607	$ 645	$ 2,486

[1]	As of December 31, 2025 and 2024, the severance liability was $1,008 and $417, respectively.